Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued salaries and employee benefits	$ 7,402	$ 11,589	$ 9,716
Accrued income and other taxes payable	1,275	1,553	1,047
Short-term portion of capital lease	442	992	558
Accrued commissions to third party partners	2,123	2,081	2,305
Accrued initial public offering costs		110	419
Accrued professional services costs	913	454	16
Short-term tenant improvement allowance	341	341
Other accrued expenses		2,152	951
Other accrued expenses	3,223	1,811
Accrued expenses and other current liabilities	$ 15,719	$ 18,931	$ 15,012